Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
	Chinese Yuan (Renminbi)	U.S. Dollars
2015	¥4,205,574	$677,816
2016	2,299,933	370,682
2017	589,215	94,964
2018	-	-
2019	-	-
Total	¥7,094,722	$1,143,462